STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019
Cash flows provided by (used in) operating activities
Net loss	$ 0	$ (870)	$ 0	$ (870)	$ (4,870)	$ (6,000)
Operating expenses paid by shareholder			0	870	870	0
Adjustments to reconcile net loss to net cash used in operating activities:
Accounts payable					7,500	0
Accrued expenses					(3,500)	6,000
Net cash used in operating activities			0	0
Cash flows from investing activities			0	0
Cash flows from financing activities			0	0
Net change in cash			0	0
Cash, beginning of the period			0	0	0
Cash, end of the period	$ 0	$ 0	0	0	0	$ 0
Supplemental cash flow information
Cash paid for interest			0	0
Cash paid for income taxes			0	0
Noncash financing activities
Capital contribution from shareholder to pay accrued expenses (Note 5)			$ 13,500	$ 3,370	$ 3,370